Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (6,701)	$ (4,374)	$ (47,206)	$ (1,900)	$ 1,239
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	411	580	1,186	811	529
Amortization		195	245	210
Share-based compensation	208	293	325	524	348
Deferred income tax benefit		(2,796)	8,655	(623)	264
Goodwill and other asset impairments			22,012
Deferred interest on related party debt	368
Change in fair value of common stock warrant liability	(690)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	3,707	6,990	7,639	2,231	(5,263)
Costs in excess of billings on uncompleted contracts	2,539	2,803	123	(5,328)
Inventory, net	1,014	4,090	6,554	(862)	(1,625)
Deferred costs on uncompleted contracts			417	512	874
Other current assets	1,309	(341)	(814)	1,041	265
Accounts payable	(5,768)	(20,031)	(13,700)	6,993	1,178
Accrued liabilities	(1,350)	(635)	1,650	(1,533)	130
Billings in excess of costs on uncompleted contracts	(501)	390	830	83
Deferred revenue and other current liabilities			(1,994)	1,914	534
Other current liabilities	53	(1,726)
Payable to Gaiam			1,390	(2,108)	1,229
Net cash provided by (used in) operating activities	(5,401)	(14,562)	(12,688)	1,965	(298)
Investing activities
Purchase of property and equipment	(16)	(288)	(368)	(678)	(785)
Change in restricted cash		172	172	730
Cash from acquired business				3,416
Net cash provided by (used in) investing activities	(16)	(116)	(196)	3,468	(785)
Financing activities
Borrowings from related parties			5,150	1,700
Proceeds from issuance of common stock and warrants, net	8,414
Principal borrowings (payments) on revolving line of credit, net	(6,498)	6,500	6,498	(3,119)
Principal payments on debt and capital lease obligations	(108)	(190)	(187)	(2,254)
Repurchase of Class A common stock, including related costs				(1,070)
Exercise of stock options	78
Principal (repayments) borrowings from related party		3,150
Net cash provided by (used in) financing activities	1,886	9,460	11,461	(4,743)
Net change in cash	(3,531)	(5,218)	(1,423)	690	(1,083)
Cash at beginning of period	10,390	11,813	11,813	11,123	12,206
Cash at end of period	6,859	6,595	10,390	11,813	11,123
Supplemental cash flow information
Income taxes paid	8	47	38	208	6
Interest paid	278	134	538	187
Common stock issued for acquisition				21,576
Non-cash items
Class A common stock issued in conjunction with debt conversion, 62,111 shares	100
Equity Funding
Non-cash items
Issuance of warrants	4,392
Debt Extension
Non-cash items
Issuance of warrants	$ 278